Inventories (Details) - USD ($) $ in Thousands	May 31, 2025	Aug. 31, 2024
Notes and other explanatory information [abstract]
Ore stockpile	$ 7,067	$ 4,533
Gold in circuit	1,253	837
Gold doré	962	55
Total precious metals inventories	9,282	5,425
Supplies	2,551	824
Total inventories	$ 11,833	$ 6,249